Significant Accounting Policies (Schedule Of Potentially Dilutive Common Stock Equivalents) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	17,769,230	15,887,775	17,769,230	15,887,775	15,932,523	14,363,472
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	5,142,448	5,010,993	5,142,448	5,010,993	5,055,741	4,218,139
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	5,081,449	3,331,449	5,081,449	3,331,449	3,331,449	2,600,000
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	7,545,333	7,545,333	7,545,333	7,545,333	7,545,333	7,545,333